FINANCIAL RISK MANAGEMENT ACTIVITIES - Maturities of Financial Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	$ 687	$ 623		$ 605
Bank overdraft	2	0	[1]	0	[1]
Borrowings	2,775	2,735		2,657
Forward contract
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	6
USD
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	2,620	2,638		2,610
AUD
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	46	33
TZS
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	109	64		47
Within one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	680	616		597
Bank overdraft	2
Borrowings	102	119		205
Within one year | USD
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 88	$ 113		$ 158
Effective rate %	4.60%	4.30%		5.00%
Within one year | AUD
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 2	$ 0
Effective rate %	4.50%	1.50%
Within one year | TZS
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 12	$ 6		$ 47
Effective rate %	12.50%	12.50%		12.50%
Between one and two years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	$ 0	$ 7		$ 8
Borrowings	249	115		901
Between one and two years | USD
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 150	$ 76		$ 901
Effective rate %	4.60%	4.20%		5.00%
Between one and two years | AUD
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 2	$ 33
Effective rate %	4.50%	1.50%
Between one and two years | TZS
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 97	$ 6		$ 0
Effective rate %	12.50%	12.50%		0.00%
Between two and five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	$ 7	$ 0		$ 0
Borrowings	326	332		137
Between two and five years | USD
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 284	$ 280		$ 137
Effective rate %	4.20%	4.10%		4.60%
Between two and five years | AUD
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 42	$ 0
Effective rate %	4.50%	0.00%
Between two and five years | TZS
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 0	$ 52		$ 0
Effective rate %		12.50%		0.00%
After five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	$ 0	$ 0		$ 0
Borrowings	2,098	2,169		1,414
After five years | USD
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 2,098	$ 2,169		$ 1,414
Effective rate %	4.10%	4.10%		4.60%
After five years | AUD
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings		$ 0
Effective rate %		0.00%
After five years | TZS
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings		$ 0		$ 0
Effective rate %		0.00%		0.00%

[1]	The tangible assets and accumulated losses and other reserve balances for 31 December 2021 and 31 December 2020 have been retrospectively restated and increased with $33m due to the initial application of the amendment to IAS 16 “Property, Plant and Equipment - Proceeds before Intended Use” on 1 January 2022. Refer to note 1.